Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Trade and other payables [Text Block]

13. Trade and other payables

	Dec. 31, 2020	Dec. 31, 2019
Trade payables	$104,598	$68,742
Accruals and payables	72,698	80,375
Accrued interest	30,766	34,603
Exploration and evaluation payables	1,351	884
Statutory payables	23,734	7,800
	$233,147	$192,404

Accruals and payables include operational and capital costs and employee benefit amounts owing.